Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DoubleLine Funds Trust
Entity Central Index Key	0001480207
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Total Return Bond Fund
Class Name	Class I
Trading Symbol	DBLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Total Return Bond Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to Agency mortgage-backed securities relative to the benchmark contributed positively to performance, as Agency mortgages outperformed U.S. Treasuries and corporate bonds during the period. The Fund’s allocation to out-of-benchmark securitized credit also supported returns, as these sectors generally outperformed investment grade corporate bonds.
POSITIONING
The Fund maintained a high-quality profile, with approximately 56% of the portfolio allocated to government-backed mortgages and U.S. Treasuries. The Fund rotated up in quality during the period, reinvesting proceeds from maturing positions into higher-rated bonds. The Fund’s average duration remained modestly shorter than that of its benchmark, and its average credit quality was A+.

Top Contributors
↑	Agency Mortgage-Backed Securities (MBS)
↑	Non-Agency Residential MBS
↑	Non-Agency Commercial MBS

Top Detractors
↓	U.S. Government Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	4.59	0.84	1.84
Bloomberg U.S. Mortgage Backed Securities (MBS) Index	5.79	0.45	1.43
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 31,163,011,513
Holdings Count | $ / shares	3,137
Advisory Fees Paid, Amount	$ 121,679,835
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$31,163,011,513
Number of Holdings	3,137
Total Advisory Fees Paid	$121,679,835
Portfolio Turnover	26%
Effective Duration	5.52 years
Weighted Average Life	5.78 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	13.4
Agency	40.4
AAA	16.0
AA	2.3
A	5.5
BBB	5.0
BB	0.8
B and Below	6.4
Not Rated	7.9
Other	2.3

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Mortgage Backed Obligations	48.9
Non-Agency Residential Collateralized Mortgage Obligations	24.9
Non-Agency Commercial Mortgage Backed Obligations	8.1
Asset Backed Obligations	6.1
U.S. Government and Agency Obligations	5.3
Collateralized Loan Obligations	4.7
Money Market Funds	2.7
Cash & Other	-0.2
Futures Contracts	-0.5
[1]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I2
Shareholder Report [Line Items]
Fund Name	DoubleLine Total Return Bond Fund
Class Name	Class I2
Trading Symbol	DLTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I2	$22	0.54%
[2],[3]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Total Return Bond Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to Agency mortgage-backed securities relative to the benchmark contributed positively to performance, as Agency mortgages outperformed U.S. Treasuries and corporate bonds during the period. The Fund’s allocation to out-of-benchmark securitized credit also supported returns, as these sectors generally outperformed investment grade corporate bonds.
POSITIONING
The Fund maintained a high-quality profile, with approximately 56% of the portfolio allocated to government-backed mortgages and U.S. Treasuries. The Fund rotated up in quality during the period, reinvesting proceeds from maturing positions into higher-rated bonds. The Fund’s average duration remained modestly shorter than that of its benchmark, and its average credit quality was A+.

Top Contributors
↑	Agency Mortgage-Backed Securities (MBS)
↑	Non-Agency Residential MBS
↑	Non-Agency Commercial MBS

Top Detractors
↓	U.S. Government Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2025)
Class I2 (without sales charge)	0.71
Bloomberg U.S. Mortgage Backed Securities (MBS) Index	1.24
Bloomberg U.S. Aggregate Bond Index	0.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 31,163,011,513
Holdings Count | $ / shares	3,137
Advisory Fees Paid, Amount	$ 121,679,835
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$31,163,011,513
Number of Holdings	3,137
Total Advisory Fees Paid	$121,679,835
Portfolio Turnover	26%
Effective Duration	5.52 years
Weighted Average Life	5.78 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	13.4
Agency	40.4
AAA	16.0
AA	2.3
A	5.5
BBB	5.0
BB	0.8
B and Below	6.4
Not Rated	7.9
Other	2.3

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Mortgage Backed Obligations	48.9
Non-Agency Residential Collateralized Mortgage Obligations	24.9
Non-Agency Commercial Mortgage Backed Obligations	8.1
Asset Backed Obligations	6.1
U.S. Government and Agency Obligations	5.3
Collateralized Loan Obligations	4.7
Money Market Funds	2.7
Cash & Other	-0.2
Futures Contracts	-0.5
[4]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Total Return Bond Fund
Class Name	Class N
Trading Symbol	DLTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Total Return Bond Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to Agency mortgage-backed securities relative to the benchmark contributed positively to performance, as Agency mortgages outperformed U.S. Treasuries and corporate bonds during the period. The Fund’s allocation to out-of-benchmark securitized credit also supported returns, as these sectors generally outperformed investment grade corporate bonds.
POSITIONING
The Fund maintained a high-quality profile, with approximately 56% of the portfolio allocated to government-backed mortgages and U.S. Treasuries. The Fund rotated up in quality during the period, reinvesting proceeds from maturing positions into higher-rated bonds. The Fund’s average duration remained modestly shorter than that of its benchmark, and its average credit quality was A+.

Top Contributors
↑	Agency Mortgage-Backed Securities (MBS)
↑	Non-Agency Residential MBS
↑	Non-Agency Commercial MBS

Top Detractors
↓	U.S. Government Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	4.45	0.59	1.59
Bloomberg U.S. Mortgage Backed Securities (MBS) Index	5.79	0.45	1.43
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 31,163,011,513
Holdings Count | $ / shares	3,137
Advisory Fees Paid, Amount	$ 121,679,835
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$31,163,011,513
Number of Holdings	3,137
Total Advisory Fees Paid	$121,679,835
Portfolio Turnover	26%
Effective Duration	5.52 years
Weighted Average Life	5.78 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	13.4
Agency	40.4
AAA	16.0
AA	2.3
A	5.5
BBB	5.0
BB	0.8
B and Below	6.4
Not Rated	7.9
Other	2.3

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Mortgage Backed Obligations	48.9
Non-Agency Residential Collateralized Mortgage Obligations	24.9
Non-Agency Commercial Mortgage Backed Obligations	8.1
Asset Backed Obligations	6.1
U.S. Government and Agency Obligations	5.3
Collateralized Loan Obligations	4.7
Money Market Funds	2.7
Cash & Other	-0.2
Futures Contracts	-0.5
[5]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class R6
Shareholder Report [Line Items]
Fund Name	DoubleLine Total Return Bond Fund
Class Name	Class R6
Trading Symbol	DDTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Total Return Bond Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to Agency mortgage-backed securities relative to the benchmark contributed positively to performance, as Agency mortgages outperformed U.S. Treasuries and corporate bonds during the period. The Fund’s allocation to out-of-benchmark securitized credit also supported returns, as these sectors generally outperformed investment grade corporate bonds.
POSITIONING
The Fund maintained a high-quality profile, with approximately 56% of the portfolio allocated to government-backed mortgages and U.S. Treasuries. The Fund rotated up in quality during the period, reinvesting proceeds from maturing positions into higher-rated bonds. The Fund’s average duration remained modestly shorter than that of its benchmark, and its average credit quality was A+.

Top Contributors
↑	Agency Mortgage-Backed Securities (MBS)
↑	Non-Agency Residential MBS
↑	Non-Agency Commercial MBS

Top Detractors
↓	U.S. Government Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Class R6 (without sales charge)	4.78	0.93	1.28
Bloomberg U.S. Mortgage Backed Securities (MBS) Index	5.79	0.45	1.00
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 31,163,011,513
Holdings Count | $ / shares	3,137
Advisory Fees Paid, Amount	$ 121,679,835
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$31,163,011,513
Number of Holdings	3,137
Total Advisory Fees Paid	$121,679,835
Portfolio Turnover	26%
Effective Duration	5.52 years
Weighted Average Life	5.78 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	13.4
Agency	40.4
AAA	16.0
AA	2.3
A	5.5
BBB	5.0
BB	0.8
B and Below	6.4
Not Rated	7.9
Other	2.3

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Mortgage Backed Obligations	48.9
Non-Agency Residential Collateralized Mortgage Obligations	24.9
Non-Agency Commercial Mortgage Backed Obligations	8.1
Asset Backed Obligations	6.1
U.S. Government and Agency Obligations	5.3
Collateralized Loan Obligations	4.7
Money Market Funds	2.7
Cash & Other	-0.2
Futures Contracts	-0.5
[6]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Core Fixed Income Fund
Class Name	Class I
Trading Symbol	DBLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Core Fixed Income Fund underperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to Agency mortgage-backed securities relative to the benchmark contributed positively to performance, as Agency mortgages outperformed U.S. Treasuries and corporate bonds during the period. In addition, the Fund’s allocation to out-of-benchmark credit supported returns, as these sectors generally outperformed investment grade (IG) corporate bonds. The Fund’s active management and bottom-up security selection also contributed to performance as each credit sleeve outperformed the return of the IG corporate bond index and their own relative benchmark. The Fund’s allocation to U.S. government securities detracted from performance due to duration differences between the Fund and benchmark.
POSITIONING
The Fund invested in U.S. government-guaranteed and high-credit-quality credit assets. The Fund rotated up in credit quality during the period, reinvesting cash from maturing positions into higher-rated bonds. The Fund added marginally to non-U.S. dollar positions via global and emerging markets local currency bonds. The Fund’s average duration remained modestly shorter than that of its benchmark, and its average credit quality was A.

Top Contributors
↑	Agency Mortgage-Backed Securities (MBS)
↑	Investment Grade Corporate Bonds
↑	Non-Agency Residential MBS

Top Detractors
↓	U.S. Government Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	4.23	0.82	2.13
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 6,851,314,066
Holdings Count | $ / shares	1,700
Advisory Fees Paid, Amount	$ 23,662,104
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,851,314,066
Number of Holdings	1,700
Total Advisory Fees Paid	$23,662,104
Portfolio Turnover	43%
Effective Duration	5.52 years
Weighted Average Life	6.34 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	24.3
Agency	18.6
AAA	8.6
AA	4.0
A	9.3
BBB	17.3
BB	6.0
B and Below	7.0
Not Rated	2.4
Other	2.5

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Mortgage Backed Obligations	21.8
U.S. Corporate Bonds	14.6
U.S. Government and Agency Obligations	14.2
Non-Agency Residential Collateralized Mortgage Obligations	10.5
Affiliated Mutual Funds	9.4
Money Market Funds	7.7
Non-Agency Commercial Mortgage Backed Obligations	6.6
Foreign Corporate Bonds	6.1
U.S. Treasury Bills	5.7
Cash & Other	3.4
[7]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I2
Shareholder Report [Line Items]
Fund Name	DoubleLine Core Fixed Income Fund
Class Name	Class I2
Trading Symbol	DLFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I2	$21	0.50%
[8],[9]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Core Fixed Income Fund underperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to Agency mortgage-backed securities relative to the benchmark contributed positively to performance, as Agency mortgages outperformed U.S. Treasuries and corporate bonds during the period. In addition, the Fund’s allocation to out-of-benchmark credit supported returns, as these sectors generally outperformed investment grade (IG) corporate bonds. The Fund’s active management and bottom-up security selection also contributed to performance as each credit sleeve outperformed the return of the IG corporate bond index and their own relative benchmark. The Fund’s allocation to U.S. government securities detracted from performance due to duration differences between the Fund and benchmark.
POSITIONING
The Fund invested in U.S. government-guaranteed and high-credit-quality credit assets. The Fund rotated up in credit quality during the period, reinvesting cash from maturing positions into higher-rated bonds. The Fund added marginally to non-U.S. dollar positions via global and emerging markets local currency bonds. The Fund’s average duration remained modestly shorter than that of its benchmark, and its average credit quality was A.

Top Contributors
↑	Agency Mortgage-Backed Securities (MBS)
↑	Investment Grade Corporate Bonds
↑	Non-Agency Residential MBS

Top Detractors
↓	U.S. Government Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2025)
Class I2 (without sales charge)	0.21
Bloomberg U.S. Aggregate Bond Index	0.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 6,851,314,066
Holdings Count | $ / shares	1,700
Advisory Fees Paid, Amount	$ 23,662,104
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,851,314,066
Number of Holdings	1,700
Total Advisory Fees Paid	$23,662,104
Portfolio Turnover	43%
Effective Duration	5.52 years
Weighted Average Life	6.34 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	24.3
Agency	18.6
AAA	8.6
AA	4.0
A	9.3
BBB	17.3
BB	6.0
B and Below	7.0
Not Rated	2.4
Other	2.5

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Mortgage Backed Obligations	21.8
U.S. Corporate Bonds	14.6
U.S. Government and Agency Obligations	14.2
Non-Agency Residential Collateralized Mortgage Obligations	10.5
Affiliated Mutual Funds	9.4
Money Market Funds	7.7
Non-Agency Commercial Mortgage Backed Obligations	6.6
Foreign Corporate Bonds	6.1
U.S. Treasury Bills	5.7
Cash & Other	3.4
[10]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Core Fixed Income Fund
Class Name	Class N
Trading Symbol	DLFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Core Fixed Income Fund underperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to Agency mortgage-backed securities relative to the benchmark contributed positively to performance, as Agency mortgages outperformed U.S. Treasuries and corporate bonds during the period. In addition, the Fund’s allocation to out-of-benchmark credit supported returns, as these sectors generally outperformed investment grade (IG) corporate bonds. The Fund’s active management and bottom-up security selection also contributed to performance as each credit sleeve outperformed the return of the IG corporate bond index and their own relative benchmark. The Fund’s allocation to U.S. government securities detracted from performance due to duration differences between the Fund and benchmark.
POSITIONING
The Fund invested in U.S. government-guaranteed and high-credit-quality credit assets. The Fund rotated up in credit quality during the period, reinvesting cash from maturing positions into higher-rated bonds. The Fund added marginally to non-U.S. dollar positions via global and emerging markets local currency bonds. The Fund’s average duration remained modestly shorter than that of its benchmark, and its average credit quality was A.

Top Contributors
↑	Agency Mortgage-Backed Securities (MBS)
↑	Investment Grade Corporate Bonds
↑	Non-Agency Residential MBS

Top Detractors
↓	U.S. Government Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	3.85	0.57	1.88
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 6,851,314,066
Holdings Count | $ / shares	1,700
Advisory Fees Paid, Amount	$ 23,662,104
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,851,314,066
Number of Holdings	1,700
Total Advisory Fees Paid	$23,662,104
Portfolio Turnover	43%
Effective Duration	5.52 years
Weighted Average Life	6.34 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	24.3
Agency	18.6
AAA	8.6
AA	4.0
A	9.3
BBB	17.3
BB	6.0
B and Below	7.0
Not Rated	2.4
Other	2.5

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Mortgage Backed Obligations	21.8
U.S. Corporate Bonds	14.6
U.S. Government and Agency Obligations	14.2
Non-Agency Residential Collateralized Mortgage Obligations	10.5
Affiliated Mutual Funds	9.4
Money Market Funds	7.7
Non-Agency Commercial Mortgage Backed Obligations	6.6
Foreign Corporate Bonds	6.1
U.S. Treasury Bills	5.7
Cash & Other	3.4
[11]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class R6
Shareholder Report [Line Items]
Fund Name	DoubleLine Core Fixed Income Fund
Class Name	Class R6
Trading Symbol	DDCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Core Fixed Income Fund underperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to Agency mortgage-backed securities relative to the benchmark contributed positively to performance, as Agency mortgages outperformed U.S. Treasuries and corporate bonds during the period. In addition, the Fund’s allocation to out-of-benchmark credit supported returns, as these sectors generally outperformed investment grade (IG) corporate bonds. The Fund’s active management and bottom-up security selection also contributed to performance as each credit sleeve outperformed the return of the IG corporate bond index and their own relative benchmark. The Fund’s allocation to U.S. government securities detracted from performance due to duration differences between the Fund and benchmark.
POSITIONING
The Fund invested in U.S. government-guaranteed and high-credit-quality credit assets. The Fund rotated up in credit quality during the period, reinvesting cash from maturing positions into higher-rated bonds. The Fund added marginally to non-U.S. dollar positions via global and emerging markets local currency bonds. The Fund’s average duration remained modestly shorter than that of its benchmark, and its average credit quality was A.

Top Contributors
↑	Agency Mortgage-Backed Securities (MBS)
↑	Investment Grade Corporate Bonds
↑	Non-Agency Residential MBS

Top Detractors
↓	U.S. Government Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Class R6 (without sales charge)	4.18	0.84	1.40
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 6,851,314,066
Holdings Count | $ / shares	1,700
Advisory Fees Paid, Amount	$ 23,662,104
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,851,314,066
Number of Holdings	1,700
Total Advisory Fees Paid	$23,662,104
Portfolio Turnover	43%
Effective Duration	5.52 years
Weighted Average Life	6.34 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	24.3
Agency	18.6
AAA	8.6
AA	4.0
A	9.3
BBB	17.3
BB	6.0
B and Below	7.0
Not Rated	2.4
Other	2.5

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Mortgage Backed Obligations	21.8
U.S. Corporate Bonds	14.6
U.S. Government and Agency Obligations	14.2
Non-Agency Residential Collateralized Mortgage Obligations	10.5
Affiliated Mutual Funds	9.4
Money Market Funds	7.7
Non-Agency Commercial Mortgage Backed Obligations	6.6
Foreign Corporate Bonds	6.1
U.S. Treasury Bills	5.7
Cash & Other	3.4
[12]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Emerging Markets Fixed Income Fund
Class Name	Class I
Trading Symbol	DBLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Emerging Markets Fixed Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.93%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Emerging Markets Fixed Income Fund underperformed the benchmark J.P. Morgan Emerging Markets Bond Global Diversified Index return of 10.38% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s underweight relative to the benchmark to the Middle East and Europe contributed to performance. The Fund’s overweight to emerging markets corporate debt and underweight to Venezuela detracted from performance.
POSITIONING
The Fund maintained a shorter duration than that of the benchmark. The Fund was overweight emerging markets corporate debt and slightly overweight investment grade credit relative to the benchmark. In terms of regional allocation, the Fund was overweight Latin America and underweight Central and Eastern Europe, the Middle East and Africa (CEEMEA).

Top Contributors
↑	Corporate Debt Exposure
↑	Venezuela Allocation

Top Detractors
↓	Corporate Debt Exposure
↓	Venezuela Allocation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	4.63	1.91	4.04
J.P. Morgan Emerging Markets Bond Global Diversified Index	10.38	2.47	3.75
Bloomberg Global Aggregate Bond Index	4.26	-1.46	0.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 337,806,624
Holdings Count | $ / shares	142
Advisory Fees Paid, Amount	$ 2,961,408
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$337,806,624
Number of Holdings	142
Total Advisory Fees Paid	$2,961,408
Portfolio Turnover	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
A	8.0
BBB	49.2
BB	34.5
B and Below	3.9
Not Rated	0.5
Other	3.9

Top Ten Holdings	(% of Net Assets)
Banco de Credito del Peru SA, 3.25%, 09/30/2031	2.9
Cemex SAB de CV, 5.13%, 06/08/2026	2.4
Mexico Government International Bond, 4.40%, 02/12/2052	2.3
Chile Electricity PEC SpA, 01/25/2028	2.2
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.13%, 05/15/2027	2.1
JSW Hydro Energy Ltd., 4.13%, 05/18/2031	1.9
Ecopetrol SA, 5.88%, 11/02/2051	1.9
AL Candelaria Spain SA, 5.75%, 06/15/2033	1.9
Oversea-Chinese Banking Corp. Ltd., 4.60%, 06/15/2032	1.8
OCP SA, 6.75%, 05/02/2034	1.8
[13]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I2
Shareholder Report [Line Items]
Fund Name	DoubleLine Emerging Markets Fixed Income Fund
Class Name	Class I2
Trading Symbol	DLEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Emerging Markets Fixed Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I2	$40	0.97%
[14],[15]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Emerging Markets Fixed Income Fund underperformed the benchmark J.P. Morgan Emerging Markets Bond Global Diversified Index return of 10.38% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s underweight relative to the benchmark to the Middle East and Europe contributed to performance. The Fund’s overweight to emerging markets corporate debt and underweight to Venezuela detracted from performance.
POSITIONING
The Fund maintained a shorter duration than that of the benchmark. The Fund was overweight emerging markets corporate debt and slightly overweight investment grade credit relative to the benchmark. In terms of regional allocation, the Fund was overweight Latin America and underweight Central and Eastern Europe, the Middle East and Africa (CEEMEA).

Top Contributors
↑	Corporate Debt Exposure
↑	Venezuela Allocation

Top Detractors
↓	Corporate Debt Exposure
↓	Venezuela Allocation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2025)
Class I2 (without sales charge)	-0.65
J.P. Morgan Emerging Markets Bond Global Diversified Index	-0.14
Bloomberg Global Aggregate Bond Index	-0.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 337,806,624
Holdings Count | $ / shares	142
Advisory Fees Paid, Amount	$ 2,961,408
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$337,806,624
Number of Holdings	142
Total Advisory Fees Paid	$2,961,408
Portfolio Turnover	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
A	8.0
BBB	49.2
BB	34.5
B and Below	3.9
Not Rated	0.5
Other	3.9

Top Ten Holdings	(% of Net Assets)
Banco de Credito del Peru SA, 3.25%, 09/30/2031	2.9
Cemex SAB de CV, 5.13%, 06/08/2026	2.4
Mexico Government International Bond, 4.40%, 02/12/2052	2.3
Chile Electricity PEC SpA, 01/25/2028	2.2
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.13%, 05/15/2027	2.1
JSW Hydro Energy Ltd., 4.13%, 05/18/2031	1.9
Ecopetrol SA, 5.88%, 11/02/2051	1.9
AL Candelaria Spain SA, 5.75%, 06/15/2033	1.9
Oversea-Chinese Banking Corp. Ltd., 4.60%, 06/15/2032	1.8
OCP SA, 6.75%, 05/02/2034	1.8
[16]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Emerging Markets Fixed Income Fund
Class Name	Class N
Trading Symbol	DLENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Emerging Markets Fixed Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$122	1.19%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Emerging Markets Fixed Income Fund underperformed the benchmark J.P. Morgan Emerging Markets Bond Global Diversified Index return of 10.38% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s underweight relative to the benchmark to the Middle East and Europe contributed to performance. The Fund’s overweight to emerging markets corporate debt and underweight to Venezuela detracted from performance.
POSITIONING
The Fund maintained a shorter duration than that of the benchmark. The Fund was overweight emerging markets corporate debt and slightly overweight investment grade credit relative to the benchmark. In terms of regional allocation, the Fund was overweight Latin America and underweight Central and Eastern Europe, the Middle East and Africa (CEEMEA).

Top Contributors
↑	Corporate Debt Exposure
↑	Venezuela Allocation

Top Detractors
↓	Corporate Debt Exposure
↓	Venezuela Allocation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	4.47	1.67	3.78
J.P. Morgan Emerging Markets Bond Global Diversified Index	10.38	2.47	3.75
Bloomberg Global Aggregate Bond Index	4.26	-1.46	0.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 337,806,624
Holdings Count | $ / shares	142
Advisory Fees Paid, Amount	$ 2,961,408
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$337,806,624
Number of Holdings	142
Total Advisory Fees Paid	$2,961,408
Portfolio Turnover	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
A	8.0
BBB	49.2
BB	34.5
B and Below	3.9
Not Rated	0.5
Other	3.9

Top Ten Holdings	(% of Net Assets)
Banco de Credito del Peru SA, 3.25%, 09/30/2031	2.9
Cemex SAB de CV, 5.13%, 06/08/2026	2.4
Mexico Government International Bond, 4.40%, 02/12/2052	2.3
Chile Electricity PEC SpA, 01/25/2028	2.2
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.13%, 05/15/2027	2.1
JSW Hydro Energy Ltd., 4.13%, 05/18/2031	1.9
Ecopetrol SA, 5.88%, 11/02/2051	1.9
AL Candelaria Spain SA, 5.75%, 06/15/2033	1.9
Oversea-Chinese Banking Corp. Ltd., 4.60%, 06/15/2032	1.8
OCP SA, 6.75%, 05/02/2034	1.8
[17]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Low Duration Bond Fund
Class Name	Class I
Trading Symbol	DBLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Low Duration Bond Fund outperformed the benchmark ICE BofA 1-3 Year U.S. Treasury Index return of 3.75% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s credit sector allocation contributed to performance, as all credit sectors within the Fund outperformed the return of the benchmark. The Fund’s U.S. government securities and Agency mortgage-backed securities allocations also generated healthy returns and outperformed the benchmark.
POSITIONING
The Fund maintained a high credit quality, with less than 5% in below-investment-grade exposures and around two-thirds in AAA and U.S. government-guaranteed assets. The Fund rotated up in quality during the period, deploying cash from maturities into higher-rated bonds. The Fund increased investment grade corporate bond and Agency and non-Agency residential mortgage-backed securities allocations and reduced U.S. government securities and collateralized loan obligation allocations.

Top Contributors
↑	U.S. Government Securities
↑	Non-Agency Commercial and Residential Mortgage-Backed Securities
↑	Investment Grade Corporates

Top Detractors
↓	All holdings within the Fund contributed to performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	4.57	3.12	2.89
ICE BofA 1-3 Year U.S. Treasury Index	3.75	1.86	1.78
Bloomberg U.S. Aggregate 1-3 Years Index	4.03	2.06	2.01
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 6,494,782,012
Holdings Count | $ / shares	840
Advisory Fees Paid, Amount	$ 22,026,836
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,494,782,012
Number of Holdings	840
Total Advisory Fees Paid	$22,026,836
Portfolio Turnover	54%
Effective Duration	1.75 years
Weighted Average Life	2.86 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	23.3
Agency	5.9
AAA	36.0
AA	6.0
A	11.0
BBB	14.7
BB	1.3
B and Below	0.2
Not Rated	1.1
Other	0.5

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Obligations	22.5
Non-Agency Commercial Mortgage Backed Obligations	14.8
Non-Agency Residential Collateralized Mortgage Obligations	14.3
U.S. Corporate Bonds	12.7
Collateralized Loan Obligations	9.1
Asset Backed Obligations	8.8
Foreign Corporate Bonds	7.7
U.S. Government and Agency Mortgage Backed Obligations	6.4
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.4
Cash & Other	1.3
[18]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I2
Shareholder Report [Line Items]
Fund Name	DoubleLine Low Duration Bond Fund
Class Name	Class I2
Trading Symbol	DLLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I2	$21	0.50%
[19],[20]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Low Duration Bond Fund outperformed the benchmark ICE BofA 1-3 Year U.S. Treasury Index return of 3.75% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s credit sector allocation contributed to performance, as all credit sectors within the Fund outperformed the return of the benchmark. The Fund’s U.S. government securities and Agency mortgage-backed securities allocations also generated healthy returns and outperformed the benchmark.
POSITIONING
The Fund maintained a high credit quality, with less than 5% in below-investment-grade exposures and around two-thirds in AAA and U.S. government-guaranteed assets. The Fund rotated up in quality during the period, deploying cash from maturities into higher-rated bonds. The Fund increased investment grade corporate bond and Agency and non-Agency residential mortgage-backed securities allocations and reduced U.S. government securities and collateralized loan obligation allocations.

Top Contributors
↑	U.S. Government Securities
↑	Non-Agency Commercial and Residential Mortgage-Backed Securities
↑	Investment Grade Corporates

Top Detractors
↓	All holdings within the Fund contributed to performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2025)
Class I2 (without sales charge)	1.21
ICE BofA 1-3 Year U.S. Treasury Index	1.07
Bloomberg U.S. Aggregate 1-3 Years Index	1.16
Bloomberg U.S. Aggregate Bond Index	0.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 6,494,782,012
Holdings Count | $ / shares	840
Advisory Fees Paid, Amount	$ 22,026,836
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,494,782,012
Number of Holdings	840
Total Advisory Fees Paid	$22,026,836
Portfolio Turnover	54%
Effective Duration	1.75 years
Weighted Average Life	2.86 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	23.3
Agency	5.9
AAA	36.0
AA	6.0
A	11.0
BBB	14.7
BB	1.3
B and Below	0.2
Not Rated	1.1
Other	0.5

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Obligations	22.5
Non-Agency Commercial Mortgage Backed Obligations	14.8
Non-Agency Residential Collateralized Mortgage Obligations	14.3
U.S. Corporate Bonds	12.7
Collateralized Loan Obligations	9.1
Asset Backed Obligations	8.8
Foreign Corporate Bonds	7.7
U.S. Government and Agency Mortgage Backed Obligations	6.4
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.4
Cash & Other	1.3
[21]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Low Duration Bond Fund
Class Name	Class N
Trading Symbol	DLSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Low Duration Bond Fund outperformed the benchmark ICE BofA 1-3 Year U.S. Treasury Index return of 3.75% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s credit sector allocation contributed to performance, as all credit sectors within the Fund outperformed the return of the benchmark. The Fund’s U.S. government securities and Agency mortgage-backed securities allocations also generated healthy returns and outperformed the benchmark.
POSITIONING
The Fund maintained a high credit quality, with less than 5% in below-investment-grade exposures and around two-thirds in AAA and U.S. government-guaranteed assets. The Fund rotated up in quality during the period, deploying cash from maturities into higher-rated bonds. The Fund increased investment grade corporate bond and Agency and non-Agency residential mortgage-backed securities allocations and reduced U.S. government securities and collateralized loan obligation allocations.

Top Contributors
↑	U.S. Government Securities
↑	Non-Agency Commercial and Residential Mortgage-Backed Securities
↑	Investment Grade Corporates

Top Detractors
↓	All holdings within the Fund contributed to performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	4.31	2.87	2.62
ICE BofA 1-3 Year U.S. Treasury Index	3.75	1.86	1.78
Bloomberg U.S. Aggregate 1-3 Years Index	4.03	2.06	2.01
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 6,494,782,012
Holdings Count | $ / shares	840
Advisory Fees Paid, Amount	$ 22,026,836
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,494,782,012
Number of Holdings	840
Total Advisory Fees Paid	$22,026,836
Portfolio Turnover	54%
Effective Duration	1.75 years
Weighted Average Life	2.86 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	23.3
Agency	5.9
AAA	36.0
AA	6.0
A	11.0
BBB	14.7
BB	1.3
B and Below	0.2
Not Rated	1.1
Other	0.5

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Obligations	22.5
Non-Agency Commercial Mortgage Backed Obligations	14.8
Non-Agency Residential Collateralized Mortgage Obligations	14.3
U.S. Corporate Bonds	12.7
Collateralized Loan Obligations	9.1
Asset Backed Obligations	8.8
Foreign Corporate Bonds	7.7
U.S. Government and Agency Mortgage Backed Obligations	6.4
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.4
Cash & Other	1.3
[22]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class R6
Shareholder Report [Line Items]
Fund Name	DoubleLine Low Duration Bond Fund
Class Name	Class R6
Trading Symbol	DDLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Low Duration Bond Fund outperformed the benchmark ICE BofA 1-3 Year U.S. Treasury Index return of 3.75% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s credit sector allocation contributed to performance, as all credit sectors within the Fund outperformed the return of the benchmark. The Fund’s U.S. government securities and Agency mortgage-backed securities allocations also generated healthy returns and outperformed the benchmark.
POSITIONING
The Fund maintained a high credit quality, with less than 5% in below-investment-grade exposures and around two-thirds in AAA and U.S. government-guaranteed assets. The Fund rotated up in quality during the period, deploying cash from maturities into higher-rated bonds. The Fund increased investment grade corporate bond and Agency and non-Agency residential mortgage-backed securities allocations and reduced U.S. government securities and collateralized loan obligation allocations.

Top Contributors
↑	U.S. Government Securities
↑	Non-Agency Commercial and Residential Mortgage-Backed Securities
↑	Investment Grade Corporates

Top Detractors
↓	All holdings within the Fund contributed to performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Class R6 (without sales charge)	4.64	3.17	2.92
ICE BofA 1-3 Year U.S. Treasury Index	3.75	1.86	2.03
Bloomberg U.S. Aggregate 1-3 Years Index	4.03	2.06	2.19
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 6,494,782,012
Holdings Count | $ / shares	840
Advisory Fees Paid, Amount	$ 22,026,836
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,494,782,012
Number of Holdings	840
Total Advisory Fees Paid	$22,026,836
Portfolio Turnover	54%
Effective Duration	1.75 years
Weighted Average Life	2.86 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	23.3
Agency	5.9
AAA	36.0
AA	6.0
A	11.0
BBB	14.7
BB	1.3
B and Below	0.2
Not Rated	1.1
Other	0.5

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Obligations	22.5
Non-Agency Commercial Mortgage Backed Obligations	14.8
Non-Agency Residential Collateralized Mortgage Obligations	14.3
U.S. Corporate Bonds	12.7
Collateralized Loan Obligations	9.1
Asset Backed Obligations	8.8
Foreign Corporate Bonds	7.7
U.S. Government and Agency Mortgage Backed Obligations	6.4
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.4
Cash & Other	1.3
[23]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller Enhanced CAPE®
Class Name	Class I
Trading Symbol	DSEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Shiller Enhanced CAPE® underperformed the benchmark S&P 500 Index® return of 17.80% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
Three of the Fund’s seven sector allocations appreciated in value. The communication services allocation was the biggest contributor to Fund performance while real estate was the biggest detractor. All sectors within the Fund’s fixed-income portfolio increased in value. The biggest contributor to fixed-income portfolio performance by sector was non-Agency mortgage-backed securities while the laggard was U.S. government securities.
POSITIONING
The Shiller Barclays CAPE® U.S. Sector Total Return USD Index, to which the Fund gained exposure through the use of swap contracts, was allocated to seven sectors: consumer discretionary, consumer staples, communication services, financials, health care, materials and real estate. The Fund’s use of swap contracts to gain exposure to equities facilitated investment of the Fund’s remaining assets in fixed income securities across nine sectors: bank loans, investment grade corporate bonds, Agency residential mortgage-backed securities (RMBS), non-Agency RMBS, asset-backed securities, emerging markets fixed income, commercial MBS, collateralized loan obligations and U.S. government securities.

Top Contributors
↑	Communication Services
↑	Consumer Discretionary
↑	Materials
↑	Fixed-Income Portfolio Exposure to Asset-Backed Securities

Top Detractors
↓	Real Estate
↓	Consumer Staples
↓	Financials

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	2.53	6.07	11.58
S&P 500® Index	17.80	12.06	14.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 2,840,947,019
Holdings Count | $ / shares	788
Advisory Fees Paid, Amount	$ 15,299,505
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$2,840,947,019
Number of Holdings	788
Total Advisory Fees Paid	$15,299,505
Portfolio Turnover	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	26.9
Agency	5.5
AAA	30.0
AA	6.4
A	8.5
BBB	14.4
BB	1.3
B and Below	3.1
Not Rated	3.0
Other	0.9

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Obligations	25.9
Non-Agency Residential Collateralized Mortgage Obligations	14.4
U.S. Corporate Bonds	13.6
Non-Agency Commercial Mortgage Backed Obligations	12.8
Collateralized Loan Obligations	10.6
Asset Backed Obligations	9.4
U.S. Government and Agency Mortgage Backed Obligations	6.5
Foreign Corporate Bonds	5.9
Bank Loans	2.1
Cash & Other	-1.2

CAPE Sector Breakdown*	(% of Net Assets)
Communication Services	25.0
Consumer Discretionary	25.1
Health Care	25.0
Real Estate	24.9
[24],[25]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I2
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller Enhanced CAPE®
Class Name	Class I2
Trading Symbol	DLSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I2	$25	0.61%
[26],[27]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Shiller Enhanced CAPE® underperformed the benchmark S&P 500 Index® return of 17.80% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
Three of the Fund’s seven sector allocations appreciated in value. The communication services allocation was the biggest contributor to Fund performance while real estate was the biggest detractor. All sectors within the Fund’s fixed-income portfolio increased in value. The biggest contributor to fixed-income portfolio performance by sector was non-Agency mortgage-backed securities while the laggard was U.S. government securities.
POSITIONING
The Shiller Barclays CAPE® U.S. Sector Total Return USD Index, to which the Fund gained exposure through the use of swap contracts, was allocated to seven sectors: consumer discretionary, consumer staples, communication services, financials, health care, materials and real estate. The Fund’s use of swap contracts to gain exposure to equities facilitated investment of the Fund’s remaining assets in fixed income securities across nine sectors: bank loans, investment grade corporate bonds, Agency residential mortgage-backed securities (RMBS), non-Agency RMBS, asset-backed securities, emerging markets fixed income, commercial MBS, collateralized loan obligations and U.S. government securities.

Top Contributors
↑	Communication Services
↑	Consumer Discretionary
↑	Materials
↑	Fixed-Income Portfolio Exposure to Asset-Backed Securities

Top Detractors
↓	Real Estate
↓	Consumer Staples
↓	Financials

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2025)
Class I2 (without sales charge)	-1.98
S&P 500® Index	-4.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 2,840,947,019
Holdings Count | $ / shares	788
Advisory Fees Paid, Amount	$ 15,299,505
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$2,840,947,019
Number of Holdings	788
Total Advisory Fees Paid	$15,299,505
Portfolio Turnover	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	26.9
Agency	5.5
AAA	30.0
AA	6.4
A	8.5
BBB	14.4
BB	1.3
B and Below	3.1
Not Rated	3.0
Other	0.9

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Obligations	25.9
Non-Agency Residential Collateralized Mortgage Obligations	14.4
U.S. Corporate Bonds	13.6
Non-Agency Commercial Mortgage Backed Obligations	12.8
Collateralized Loan Obligations	10.6
Asset Backed Obligations	9.4
U.S. Government and Agency Mortgage Backed Obligations	6.5
Foreign Corporate Bonds	5.9
Bank Loans	2.1
Cash & Other	-1.2

CAPE Sector Breakdown*	(% of Net Assets)
Communication Services	25.0
Consumer Discretionary	25.1
Health Care	25.0
Real Estate	24.9
[28],[29]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller Enhanced CAPE®
Class Name	Class N
Trading Symbol	DSENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Shiller Enhanced CAPE® underperformed the benchmark S&P 500 Index® return of 17.80% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
Three of the Fund’s seven sector allocations appreciated in value. The communication services allocation was the biggest contributor to Fund performance while real estate was the biggest detractor. All sectors within the Fund’s fixed-income portfolio increased in value. The biggest contributor to fixed-income portfolio performance by sector was non-Agency mortgage-backed securities while the laggard was U.S. government securities.
POSITIONING
The Shiller Barclays CAPE® U.S. Sector Total Return USD Index, to which the Fund gained exposure through the use of swap contracts, was allocated to seven sectors: consumer discretionary, consumer staples, communication services, financials, health care, materials and real estate. The Fund’s use of swap contracts to gain exposure to equities facilitated investment of the Fund’s remaining assets in fixed income securities across nine sectors: bank loans, investment grade corporate bonds, Agency residential mortgage-backed securities (RMBS), non-Agency RMBS, asset-backed securities, emerging markets fixed income, commercial MBS, collateralized loan obligations and U.S. government securities.

Top Contributors
↑	Communication Services
↑	Consumer Discretionary
↑	Materials
↑	Fixed-Income Portfolio Exposure to Asset-Backed Securities

Top Detractors
↓	Real Estate
↓	Consumer Staples
↓	Financials

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	2.27	5.79	11.30
S&P 500® Index	17.80	12.06	14.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 2,840,947,019
Holdings Count | $ / shares	788
Advisory Fees Paid, Amount	$ 15,299,505
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$2,840,947,019
Number of Holdings	788
Total Advisory Fees Paid	$15,299,505
Portfolio Turnover	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	26.9
Agency	5.5
AAA	30.0
AA	6.4
A	8.5
BBB	14.4
BB	1.3
B and Below	3.1
Not Rated	3.0
Other	0.9

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Obligations	25.9
Non-Agency Residential Collateralized Mortgage Obligations	14.4
U.S. Corporate Bonds	13.6
Non-Agency Commercial Mortgage Backed Obligations	12.8
Collateralized Loan Obligations	10.6
Asset Backed Obligations	9.4
U.S. Government and Agency Mortgage Backed Obligations	6.5
Foreign Corporate Bonds	5.9
Bank Loans	2.1
Cash & Other	-1.2

CAPE Sector Breakdown*	(% of Net Assets)
Communication Services	25.0
Consumer Discretionary	25.1
Health Care	25.0
Real Estate	24.9
[30],[31]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class R6
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller Enhanced CAPE®
Class Name	Class R6
Trading Symbol	DDCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Shiller Enhanced CAPE® underperformed the benchmark S&P 500 Index® return of 17.80% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
Three of the Fund’s seven sector allocations appreciated in value. The communication services allocation was the biggest contributor to Fund performance while real estate was the biggest detractor. All sectors within the Fund’s fixed-income portfolio increased in value. The biggest contributor to fixed-income portfolio performance by sector was non-Agency mortgage-backed securities while the laggard was U.S. government securities.
POSITIONING
The Shiller Barclays CAPE® U.S. Sector Total Return USD Index, to which the Fund gained exposure through the use of swap contracts, was allocated to seven sectors: consumer discretionary, consumer staples, communication services, financials, health care, materials and real estate. The Fund’s use of swap contracts to gain exposure to equities facilitated investment of the Fund’s remaining assets in fixed income securities across nine sectors: bank loans, investment grade corporate bonds, Agency residential mortgage-backed securities (RMBS), non-Agency RMBS, asset-backed securities, emerging markets fixed income, commercial MBS, collateralized loan obligations and U.S. government securities.

Top Contributors
↑	Communication Services
↑	Consumer Discretionary
↑	Materials
↑	Fixed-Income Portfolio Exposure to Asset-Backed Securities

Top Detractors
↓	Real Estate
↓	Consumer Staples
↓	Financials

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Class R6 (without sales charge)	2.59	6.13	9.13
S&P 500® Index	17.80	12.06	14.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 2,840,947,019
Holdings Count | $ / shares	788
Advisory Fees Paid, Amount	$ 15,299,505
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$2,840,947,019
Number of Holdings	788
Total Advisory Fees Paid	$15,299,505
Portfolio Turnover	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	26.9
Agency	5.5
AAA	30.0
AA	6.4
A	8.5
BBB	14.4
BB	1.3
B and Below	3.1
Not Rated	3.0
Other	0.9

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Obligations	25.9
Non-Agency Residential Collateralized Mortgage Obligations	14.4
U.S. Corporate Bonds	13.6
Non-Agency Commercial Mortgage Backed Obligations	12.8
Collateralized Loan Obligations	10.6
Asset Backed Obligations	9.4
U.S. Government and Agency Mortgage Backed Obligations	6.5
Foreign Corporate Bonds	5.9
Bank Loans	2.1
Cash & Other	-1.2

CAPE Sector Breakdown*	(% of Net Assets)
Communication Services	25.0
Consumer Discretionary	25.1
Health Care	25.0
Real Estate	24.9
[32],[33]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Flexible Income Fund
Class Name	Class I
Trading Symbol	DFLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Flexible Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s credit exposure, most notably to non-Agency residential mortgage-backed securities (RMBS), collateralized loan obligations, non-Agency commercial MBS and bank loans, outperformed investment grade corporate bonds in the benchmark. The Fund’s allocation to U.S. government securities also contributed to performance. In addition, the Fund’s underweight duration relative to the benchmark contributed to performance as U.S. rates generally rose in the period.
POSITIONING
The Fund had approximately 75% exposure to credit and 25% to U.S. government-guaranteed assets. The Fund’s duration was shorter than that of the benchmark, and the Fund rotated up in credit quality during the period, deploying cash from maturities into higher-rated bonds. The Fund increased non-Agency commercial and residential mortgage-backed securities and non-U.S. dollar allocations. The Fund reduced U.S. government securities, collateralized loan obligation and bank loan allocations.

Top Contributors
↑	Non-Agency Residential and Commercial Mortgage-Backed Securities
↑	Collateralized Loan Obligations
↑	Duration Positioning
↑	Bank Loans

Top Detractors
↓	All holdings within the Fund contributed to performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.28	3.22	3.80
ICE BofA SOFR Overnight Rate Index	4.22	3.50	2.28
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 1,447,530,658
Holdings Count | $ / shares	1,234
Advisory Fees Paid, Amount	$ 7,855,896
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,447,530,658
Number of Holdings	1,234
Total Advisory Fees Paid	$7,855,896
Portfolio Turnover	50%
Effective Duration	1.72 years
Weighted Average Life	4.15 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	16.9
Agency	9.7
AAA	10.4
AA	3.1
A	9.0
BBB	22.9
BB	13.2
B and Below	10.1
Not Rated	3.2
Other	1.5

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	17.7
U.S. Government and Agency Mortgage Backed Obligations	13.5
Collateralized Loan Obligations	12.4
Non-Agency Commercial Mortgage Backed Obligations	12.4
U.S. Treasury Bills	10.4
Bank Loans	9.0
Asset Backed Obligations	5.6
Affiliated Mutual Funds	4.6
U.S. Corporate Bonds	4.3
Cash & Other	10.1
[34]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I2
Shareholder Report [Line Items]
Fund Name	DoubleLine Flexible Income Fund
Class Name	Class I2
Trading Symbol	DLPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I2	$34	0.79%
[35],[36]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Flexible Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s credit exposure, most notably to non-Agency residential mortgage-backed securities (RMBS), collateralized loan obligations, non-Agency commercial MBS and bank loans, outperformed investment grade corporate bonds in the benchmark. The Fund’s allocation to U.S. government securities also contributed to performance. In addition, the Fund’s underweight duration relative to the benchmark contributed to performance as U.S. rates generally rose in the period.
POSITIONING
The Fund had approximately 75% exposure to credit and 25% to U.S. government-guaranteed assets. The Fund’s duration was shorter than that of the benchmark, and the Fund rotated up in credit quality during the period, deploying cash from maturities into higher-rated bonds. The Fund increased non-Agency commercial and residential mortgage-backed securities and non-U.S. dollar allocations. The Fund reduced U.S. government securities, collateralized loan obligation and bank loan allocations.

Top Contributors
↑	Non-Agency Residential and Commercial Mortgage-Backed Securities
↑	Collateralized Loan Obligations
↑	Duration Positioning
↑	Bank Loans

Top Detractors
↓	All holdings within the Fund contributed to performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2025)
Class I2 (without sales charge)	1.13
ICE BofA SOFR Overnight Rate Index	1.59
Bloomberg U.S. Aggregate Bond Index	0.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 1,447,530,658
Holdings Count | $ / shares	1,234
Advisory Fees Paid, Amount	$ 7,855,896
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,447,530,658
Number of Holdings	1,234
Total Advisory Fees Paid	$7,855,896
Portfolio Turnover	50%
Effective Duration	1.72 years
Weighted Average Life	4.15 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	16.9
Agency	9.7
AAA	10.4
AA	3.1
A	9.0
BBB	22.9
BB	13.2
B and Below	10.1
Not Rated	3.2
Other	1.5

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	17.7
U.S. Government and Agency Mortgage Backed Obligations	13.5
Collateralized Loan Obligations	12.4
Non-Agency Commercial Mortgage Backed Obligations	12.4
U.S. Treasury Bills	10.4
Bank Loans	9.0
Asset Backed Obligations	5.6
Affiliated Mutual Funds	4.6
U.S. Corporate Bonds	4.3
Cash & Other	10.1
[37]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Flexible Income Fund
Class Name	Class N
Trading Symbol	DLINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Flexible Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s credit exposure, most notably to non-Agency residential mortgage-backed securities (RMBS), collateralized loan obligations, non-Agency commercial MBS and bank loans, outperformed investment grade corporate bonds in the benchmark. The Fund’s allocation to U.S. government securities also contributed to performance. In addition, the Fund’s underweight duration relative to the benchmark contributed to performance as U.S. rates generally rose in the period.
POSITIONING
The Fund had approximately 75% exposure to credit and 25% to U.S. government-guaranteed assets. The Fund’s duration was shorter than that of the benchmark, and the Fund rotated up in credit quality during the period, deploying cash from maturities into higher-rated bonds. The Fund increased non-Agency commercial and residential mortgage-backed securities and non-U.S. dollar allocations. The Fund reduced U.S. government securities, collateralized loan obligation and bank loan allocations.

Top Contributors
↑	Non-Agency Residential and Commercial Mortgage-Backed Securities
↑	Collateralized Loan Obligations
↑	Duration Positioning
↑	Bank Loans

Top Detractors
↓	All holdings within the Fund contributed to performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	5.01	2.94	3.53
ICE BofA SOFR Overnight Rate Index	4.22	3.50	2.28
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 1,447,530,658
Holdings Count | $ / shares	1,234
Advisory Fees Paid, Amount	$ 7,855,896
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,447,530,658
Number of Holdings	1,234
Total Advisory Fees Paid	$7,855,896
Portfolio Turnover	50%
Effective Duration	1.72 years
Weighted Average Life	4.15 years

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	16.9
Agency	9.7
AAA	10.4
AA	3.1
A	9.0
BBB	22.9
BB	13.2
B and Below	10.1
Not Rated	3.2
Other	1.5
[38]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class R6
Shareholder Report [Line Items]
Fund Name	DoubleLine Flexible Income Fund
Class Name	Class R6
Trading Symbol	DFFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Flexible Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s credit exposure, most notably to non-Agency residential mortgage-backed securities (RMBS), collateralized loan obligations, non-Agency commercial MBS and bank loans, outperformed investment grade corporate bonds in the benchmark. The Fund’s allocation to U.S. government securities also contributed to performance. In addition, the Fund’s underweight duration relative to the benchmark contributed to performance as U.S. rates generally rose in the period.
POSITIONING
The Fund had approximately 75% exposure to credit and 25% to U.S. government-guaranteed assets. The Fund’s duration was shorter than that of the benchmark, and the Fund rotated up in credit quality during the period, deploying cash from maturities into higher-rated bonds. The Fund increased non-Agency commercial and residential mortgage-backed securities and non-U.S. dollar allocations. The Fund reduced U.S. government securities, collateralized loan obligation and bank loan allocations.

Top Contributors
↑	Non-Agency Residential and Commercial Mortgage-Backed Securities
↑	Collateralized Loan Obligations
↑	Duration Positioning
↑	Bank Loans

Top Detractors
↓	All holdings within the Fund contributed to performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Class R6 (without sales charge)	5.34	3.24	3.36
ICE BofA SOFR Overnight Rate Index	4.22	3.50	2.79
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 1,447,530,658
Holdings Count | $ / shares	1,234
Advisory Fees Paid, Amount	$ 7,855,896
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,447,530,658
Number of Holdings	1,234
Total Advisory Fees Paid	$7,855,896
Portfolio Turnover	50%
Effective Duration	1.72 years
Weighted Average Life	4.15 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	16.9
Agency	9.7
AAA	10.4
AA	3.1
A	9.0
BBB	22.9
BB	13.2
B and Below	10.1
Not Rated	3.2
Other	1.5

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	17.7
U.S. Government and Agency Mortgage Backed Obligations	13.5
Collateralized Loan Obligations	12.4
Non-Agency Commercial Mortgage Backed Obligations	12.4
U.S. Treasury Bills	10.4
Bank Loans	9.0
Asset Backed Obligations	5.6
Affiliated Mutual Funds	4.6
U.S. Corporate Bonds	4.3
Cash & Other	10.1
[39]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Low Duration Emerging Markets Fixed Income Fund
Class Name	Class I
Trading Symbol	DBLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Low Duration Emerging Markets Fixed Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Low Duration Emerging Markets Fixed Income Fund outperformed the benchmark J.P. Morgan CEMBI Broad Diversified 1-3 Year Index return of 5.25%.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to emerging markets sovereign debt and underweight to the Middle East and Asia relative to the benchmark contributed to performance. The Fund’s underweight to Europe and Africa detracted from performance.
POSITIONING
The Fund maintained a slightly longer duration than that of the benchmark. The Fund was overweight sovereign and quasi-sovereign debt relative to the benchmark and increased its allocation to investment grade credit. The Fund was overweight Latin America and underweight Asia, the Middle East and Africa.

Top Contributors
↑	Emerging Markets Sovereign Debt Allocation
↑	Middle East Allocation
↑	Asia Allocation

Top Detractors
↓	Europe Allocation
↓	Africa Allocation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.52	3.33	3.57
J.P. Morgan CEMBI Broad Diversified 1-3 Year Index	5.25	3.23	3.88
Bloomberg U.S. Aggregate 1-3 Year Index	4.03	2.06	2.01
Bloomberg Global Aggregate Bond Index	4.26	-1.46	0.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 132,042,300
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 400,820
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$132,042,300
Number of Holdings	89
Total Advisory Fees Paid	$400,820
Portfolio Turnover	58%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
A	16.3
BBB	54.4
BB	21.9
Not Rated	0.2
Other	7.2

Top Ten Holdings	(% of Net Assets)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 5.88%, 09/13/2034	2.5
Chile Electricity PEC SpA, 01/25/2028	2.5
Oversea-Chinese Banking Corp. Ltd., 4.60%, 06/15/2032	2.4
Mexico Government International Bond, 4.50%, 04/22/2029	2.3
Chile Electricity Lux MPC Sarl, 6.01%, 01/20/2033	2.2
Guatemala Government Bond, 4.50%, 05/03/2026	2.2
MSILF Government Portfolio - Class Institutional, 3.57%, 12/31/2031	2.1
JPMorgan U.S. Government Money Market Fund - Class IM, 3.60%, 01/01/2040	2.1
First American Government Obligations Fund - Class U, 3.60%, 02/01/2030	2.1
AL Candelaria Spain SA, 7.50%, 12/15/2028	2.1
[40]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I2
Shareholder Report [Line Items]
Fund Name	DoubleLine Low Duration Emerging Markets Fixed Income Fund
Class Name	Class I2
Trading Symbol	DLUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Low Duration Emerging Markets Fixed Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I2	$27	0.66%
[41],[42]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Low Duration Emerging Markets Fixed Income Fund outperformed the benchmark J.P. Morgan CEMBI Broad Diversified 1-3 Year Index return of 5.25%.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to emerging markets sovereign debt and underweight to the Middle East and Asia relative to the benchmark contributed to performance. The Fund’s underweight to Europe and Africa detracted from performance.
POSITIONING
The Fund maintained a slightly longer duration than that of the benchmark. The Fund was overweight sovereign and quasi-sovereign debt relative to the benchmark and increased its allocation to investment grade credit. The Fund was overweight Latin America and underweight Asia, the Middle East and Africa.

Top Contributors
↑	Emerging Markets Sovereign Debt Allocation
↑	Middle East Allocation
↑	Asia Allocation

Top Detractors
↓	Europe Allocation
↓	Africa Allocation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2025)
Class I2 (without sales charge)	0.99
J.P. Morgan CEMBI Broad Diversified 1-3 Year Index	1.32
Bloomberg U.S. Aggregate 1-3 Year Index	1.16
Bloomberg Global Aggregate Bond Index	-0.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 132,042,300
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 400,820
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$132,042,300
Number of Holdings	89
Total Advisory Fees Paid	$400,820
Portfolio Turnover	58%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
A	16.3
BBB	54.4
BB	21.9
Not Rated	0.2
Other	7.2

Top Ten Holdings	(% of Net Assets)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 5.88%, 09/13/2034	2.5
Chile Electricity PEC SpA, 01/25/2028	2.5
Oversea-Chinese Banking Corp. Ltd., 4.60%, 06/15/2032	2.4
Mexico Government International Bond, 4.50%, 04/22/2029	2.3
Chile Electricity Lux MPC Sarl, 6.01%, 01/20/2033	2.2
Guatemala Government Bond, 4.50%, 05/03/2026	2.2
MSILF Government Portfolio - Class Institutional, 3.57%, 12/31/2031	2.1
JPMorgan U.S. Government Money Market Fund - Class IM, 3.60%, 01/01/2040	2.1
First American Government Obligations Fund - Class U, 3.60%, 02/01/2030	2.1
AL Candelaria Spain SA, 7.50%, 12/15/2028	2.1
[43]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Low Duration Emerging Markets Fixed Income Fund
Class Name	Class N
Trading Symbol	DELNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Low Duration Emerging Markets Fixed Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$86	0.84%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Low Duration Emerging Markets Fixed Income Fund outperformed the benchmark J.P. Morgan CEMBI Broad Diversified 1-3 Year Index return of 5.25%.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to emerging markets sovereign debt and underweight to the Middle East and Asia relative to the benchmark contributed to performance. The Fund’s underweight to Europe and Africa detracted from performance.
POSITIONING
The Fund maintained a slightly longer duration than that of the benchmark. The Fund was overweight sovereign and quasi-sovereign debt relative to the benchmark and increased its allocation to investment grade credit. The Fund was overweight Latin America and underweight Asia, the Middle East and Africa.

Top Contributors
↑	Emerging Markets Sovereign Debt Allocation
↑	Middle East Allocation
↑	Asia Allocation

Top Detractors
↓	Europe Allocation
↓	Africa Allocation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	5.24	3.08	3.31
J.P. Morgan CEMBI Broad Diversified 1-3 Year Index	5.25	3.23	3.88
Bloomberg U.S. Aggregate 1-3 Year Index	4.03	2.06	2.01
Bloomberg Global Aggregate Bond Index	4.26	-1.46	0.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 132,042,300
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 400,820
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$132,042,300
Number of Holdings	89
Total Advisory Fees Paid	$400,820
Portfolio Turnover	58%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
A	16.3
BBB	54.4
BB	21.9
Not Rated	0.2
Other	7.2

Top Ten Holdings	(% of Net Assets)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 5.88%, 09/13/2034	2.5
Chile Electricity PEC SpA, 01/25/2028	2.5
Oversea-Chinese Banking Corp. Ltd., 4.60%, 06/15/2032	2.4
Mexico Government International Bond, 4.50%, 04/22/2029	2.3
Chile Electricity Lux MPC Sarl, 6.01%, 01/20/2033	2.2
Guatemala Government Bond, 4.50%, 05/03/2026	2.2
MSILF Government Portfolio - Class Institutional, 3.57%, 12/31/2031	2.1
JPMorgan U.S. Government Money Market Fund - Class IM, 3.60%, 01/01/2040	2.1
First American Government Obligations Fund - Class U, 3.60%, 02/01/2030	2.1
AL Candelaria Spain SA, 7.50%, 12/15/2028	2.1
[44]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Long Duration Total Return Bond Fund
Class Name	Class I
Trading Symbol	DBLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Long Duration Total Return Bond Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Long Duration Total Return Bond Fund underperformed the benchmark Bloomberg U.S. Long Government/Credit Index return of 2.17% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund maintained an average duration slightly longer than that of its benchmark during a period of rising interest rates, which detracted from performance. This was driven primarily by the Fund’s allocation to long-duration U.S. government securities. Partially offsetting this, the Fund’s allocation to Agency mortgage-backed securities generated strong returns and outperformed long-duration mortgages in the benchmark.
POSITIONING
The Fund invested primarily in long-duration Agency mortgage-backed securities and maintained a high-quality profile, with a 100% allocation to U.S. government-backed assets.

Top Contributors
↑	Agency Mortgage-Backed Securities

Top Detractors
↓	Long Duration Positioning

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	2.02	-4.23	-0.79
Bloomberg U.S. Long Government/Credit Index	2.17	-2.93	1.18
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 55,217,410
Holdings Count | $ / shares	61
Advisory Fees Paid, Amount	$ 34,925
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$55,217,410
Number of Holdings	61
Total Advisory Fees Paid	$34,925
Portfolio Turnover	74%
Effective Duration	14.22 years
Weighted Average Life	9.73 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	21.7
Agency	68.6
Other	9.7

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Mortgage Backed Obligations	90.9
Money Market Funds	11.6
Futures Contracts	-0.6
Cash & Other	-1.9
[45]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I2
Shareholder Report [Line Items]
Fund Name	DoubleLine Long Duration Total Return Bond Fund
Class Name	Class I2
Trading Symbol	DLNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Long Duration Total Return Bond Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I2	$23	0.57%
[46],[47]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Long Duration Total Return Bond Fund underperformed the benchmark Bloomberg U.S. Long Government/Credit Index return of 2.17% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund maintained an average duration slightly longer than that of its benchmark during a period of rising interest rates, which detracted from performance. This was driven primarily by the Fund’s allocation to long-duration U.S. government securities. Partially offsetting this, the Fund’s allocation to Agency mortgage-backed securities generated strong returns and outperformed long-duration mortgages in the benchmark.
POSITIONING
The Fund invested primarily in long-duration Agency mortgage-backed securities and maintained a high-quality profile, with a 100% allocation to U.S. government-backed assets.

Top Contributors
↑	Agency Mortgage-Backed Securities

Top Detractors
↓	Long Duration Positioning

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2025)
Class I2 (without sales charge)	-0.71
Bloomberg U.S. Aggregate Bond Index	0.43
Bloomberg U.S. Long Government/Credit	-1.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 55,217,410
Holdings Count | $ / shares	61
Advisory Fees Paid, Amount	$ 34,925
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$55,217,410
Number of Holdings	61
Total Advisory Fees Paid	$34,925
Portfolio Turnover	74%
Effective Duration	14.22 years
Weighted Average Life	9.73 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	21.7
Agency	68.6
Other	9.7

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Mortgage Backed Obligations	90.9
Money Market Funds	11.6
Futures Contracts	-0.6
Cash & Other	-1.9
[48]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Long Duration Total Return Bond Fund
Class Name	Class N
Trading Symbol	DLLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Long Duration Total Return Bond Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Long Duration Total Return Bond Fund underperformed the benchmark Bloomberg U.S. Long Government/Credit Index return of 2.17% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund maintained an average duration slightly longer than that of its benchmark during a period of rising interest rates, which detracted from performance. This was driven primarily by the Fund’s allocation to long-duration U.S. government securities. Partially offsetting this, the Fund’s allocation to Agency mortgage-backed securities generated strong returns and outperformed long-duration mortgages in the benchmark.
POSITIONING
The Fund invested primarily in long-duration Agency mortgage-backed securities and maintained a high-quality profile, with a 100% allocation to U.S. government-backed assets.

Top Contributors
↑	Agency Mortgage-Backed Securities

Top Detractors
↓	Long Duration Positioning

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	1.61	-4.53	-1.07
Bloomberg U.S. Long Government/Credit Index	2.17	-2.93	1.18
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 55,217,410
Holdings Count | $ / shares	61
Advisory Fees Paid, Amount	$ 34,925
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$55,217,410
Number of Holdings	61
Total Advisory Fees Paid	$34,925
Portfolio Turnover	74%
Effective Duration	14.22 years
Weighted Average Life	9.73 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	21.7
Agency	68.6
Other	9.7

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Mortgage Backed Obligations	90.9
Money Market Funds	11.6
Futures Contracts	-0.6
Cash & Other	-1.9
[49]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Strategic Commodity Fund
Class Name	Class I
Trading Symbol	DBCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Strategic Commodity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$125	1.10%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Strategic Commodity Fund underperformed the benchmark Bloomberg Commodity Index Total Return of 32.29% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
During the period, the Fund was allocated to the Morgan Stanley Backwardation Focused Multi-Commodity Index (MSBFMCI beta exposure) and the DoubleLine Commodity Long Short Strategy (DCLSS alpha exposure), which the Fund gained exposure to using swap contracts. The Fund’s exposure to the MSBFMCI increased in value but underperformed the benchmark. The Fund’s exposure to the DCLSS increased in value but underperformed the benchmark. The Fund’s use of derivative instruments to gain exposure to commodities facilitated investment of the Fund’s remaining assets in U.S. Treasuries, which increased in value.
POSITIONING
On average during the period, the Fund had a roughly one-quarter exposure to the DCLSS and a three-quarters exposure to the MSBFMCI. The Fund was fully collateralized by U.S. Treasuries.

Top Contributors
↑	Morgan Stanley Backwardation Focused Multi-Commodity Index Beta Exposure
↑	DoubleLine Commodity Long Short Strategy Alpha Exposure
↑	U.S. Treasuries

Top Detractors
↓	All holdings within the Fund contributed to performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	27.14	10.83	7.18
Bloomberg Commodity Index Total Return	32.29	14.04	8.02
S&P 500® Index	17.80	12.06	14.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 85,521,600
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 552,079
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$85,521,600
Number of Holdings	18
Total Advisory Fees Paid	$552,079
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Morgan Stanley BFMCI Breakdown	(% of Net Assets)
Energy	41.4
Grains	18.7
Livestock	4.5
Metals	26.9
Softs	8.5

Portfolio Sector Allocation Breakdown*	(% of Net Assets)
Morgan Stanley BFMCI	79.9
Tactical Commodity Exposure	20.1

Tactical Commodity Exposure Breakdown*	(% of Net Assets)
Long Commodity Allocation	58.4
Short Commodity Allocation	41.6
[50],[51]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I2
Shareholder Report [Line Items]
Fund Name	DoubleLine Strategic Commodity Fund
Class Name	Class I2
Trading Symbol	DLRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Strategic Commodity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I2	$54	1.17%
[52],[53]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Strategic Commodity Fund underperformed the benchmark Bloomberg Commodity Index Total Return of 32.29% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
During the period, the Fund was allocated to the Morgan Stanley Backwardation Focused Multi-Commodity Index (MSBFMCI beta exposure) and the DoubleLine Commodity Long Short Strategy (DCLSS alpha exposure), which the Fund gained exposure to using swap contracts. The Fund’s exposure to the MSBFMCI increased in value but underperformed the benchmark. The Fund’s exposure to the DCLSS increased in value but underperformed the benchmark. The Fund’s use of derivative instruments to gain exposure to commodities facilitated investment of the Fund’s remaining assets in U.S. Treasuries, which increased in value.
POSITIONING
On average during the period, the Fund had a roughly one-quarter exposure to the DCLSS and a three-quarters exposure to the MSBFMCI. The Fund was fully collateralized by U.S. Treasuries.

Top Contributors
↑	Morgan Stanley Backwardation Focused Multi-Commodity Index Beta Exposure
↑	DoubleLine Commodity Long Short Strategy Alpha Exposure
↑	U.S. Treasuries

Top Detractors
↓	All holdings within the Fund contributed to performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2025)
Class I2 (without sales charge)	23.64
Bloomberg Commodity Index Total Return	27.99
S&P 500® Index	-4.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 85,521,600
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 552,079
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$85,521,600
Number of Holdings	18
Total Advisory Fees Paid	$552,079
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Morgan Stanley BFMCI Breakdown	(% of Net Assets)
Energy	41.4
Grains	18.7
Livestock	4.5
Metals	26.9
Softs	8.5

Portfolio Sector Allocation Breakdown*	(% of Net Assets)
Morgan Stanley BFMCI	79.9
Tactical Commodity Exposure	20.1

Tactical Commodity Exposure Breakdown*	(% of Net Assets)
Long Commodity Allocation	58.4
Short Commodity Allocation	41.6
[54],[55]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Strategic Commodity Fund
Class Name	Class N
Trading Symbol	DLCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Strategic Commodity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$153	1.35%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Strategic Commodity Fund underperformed the benchmark Bloomberg Commodity Index Total Return of 32.29% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
During the period, the Fund was allocated to the Morgan Stanley Backwardation Focused Multi-Commodity Index (MSBFMCI beta exposure) and the DoubleLine Commodity Long Short Strategy (DCLSS alpha exposure), which the Fund gained exposure to using swap contracts. The Fund’s exposure to the MSBFMCI increased in value but underperformed the benchmark. The Fund’s exposure to the DCLSS increased in value but underperformed the benchmark. The Fund’s use of derivative instruments to gain exposure to commodities facilitated investment of the Fund’s remaining assets in U.S. Treasuries, which increased in value.
POSITIONING
On average during the period, the Fund had a roughly one-quarter exposure to the DCLSS and a three-quarters exposure to the MSBFMCI. The Fund was fully collateralized by U.S. Treasuries.

Top Contributors
↑	Morgan Stanley Backwardation Focused Multi-Commodity Index Beta Exposure
↑	DoubleLine Commodity Long Short Strategy Alpha Exposure
↑	U.S. Treasuries

Top Detractors
↓	All holdings within the Fund contributed to performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	26.68	10.55	6.90
Bloomberg Commodity Index Total Return	32.29	14.04	8.02
S&P 500® Index	17.80	12.06	14.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 85,521,600
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 552,079
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$85,521,600
Number of Holdings	18
Total Advisory Fees Paid	$552,079
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Morgan Stanley BFMCI Breakdown	(% of Net Assets)
Energy	41.4
Grains	18.7
Livestock	4.5
Metals	26.9
Softs	8.5

Portfolio Sector Allocation Breakdown*	(% of Net Assets)
Morgan Stanley BFMCI	79.9
Tactical Commodity Exposure	20.1

Tactical Commodity Exposure Breakdown*	(% of Net Assets)
Long Commodity Allocation	58.4
Short Commodity Allocation	41.6
[56],[57]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Global Bond Fund
Class Name	Class I
Trading Symbol	DBLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Global Bond Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Global Bond Fund outperformed the benchmark FTSE World Government Bond Index return of 3.75% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s underweight to Japan relative to the benchmark and exposure to South Africa and Mexico contributed to Fund performance. The Fund’s underweight to China and exposure to Italy detracted from Fund performance.
POSITIONING
The Fund maintained a duration shorter than that of the benchmark. In terms of regional allocation, the Fund held an overweight relative to the benchmark to Central and Eastern Europe, Middle East and Africa (CEEMEA) while maintaining an underweight to emerging Asia.

Top Contributors
↑	Japan Allocation
↑	South Africa Allocation
↑	Mexico Allocation

Top Detractors
↓	China Allocation
↓	Italy Allocation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.45	-2.28	-0.87
FTSE World Government Bond Index	3.75	-2.60	-0.25
Bloomberg Global Aggregate Bond Index	4.26	-1.46	0.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 246,087,335
Holdings Count | $ / shares	59
Advisory Fees Paid, Amount	$ 1,109,833
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$246,087,335
Number of Holdings	59
Total Advisory Fees Paid	$1,109,833
Portfolio Turnover	45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	35.2
AAA	12.1
AA	16.8
A	19.9
BBB	6.8
BB	2.8
Other	6.4

Top Ten Holdings	(% of Net Assets)
United States Treasury Note/Bond, 0.63%, 08/15/2030	4.7
United States Treasury Note/Bond, 0.75%, 01/31/2028	4.1
United States Treasury Note/Bond, 0.88%, 11/15/2030	3.9
Australia Government Bond, 2.75%, 06/21/2035	3.8
United States Treasury Note/Bond, 0.63%, 05/15/2030	3.7
Spain Government Bond, 0.50%, 04/30/2030	3.4
United States Treasury Note/Bond, 0.63%, 12/31/2027	3.2
United States Treasury Note/Bond, 1.13%, 05/15/2040	2.8
United States Treasury Note/Bond, 1.75%, 08/15/2041	2.8
United States Treasury Note/Bond, 1.38%, 11/15/2040	2.8
[58]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I2
Shareholder Report [Line Items]
Fund Name	DoubleLine Global Bond Fund
Class Name	Class I2
Trading Symbol	DLGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Global Bond Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I2	$32	0.77%
[59],[60]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Global Bond Fund outperformed the benchmark FTSE World Government Bond Index return of 3.75% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s underweight to Japan relative to the benchmark and exposure to South Africa and Mexico contributed to Fund performance. The Fund’s underweight to China and exposure to Italy detracted from Fund performance.
POSITIONING
The Fund maintained a duration shorter than that of the benchmark. In terms of regional allocation, the Fund held an overweight relative to the benchmark to Central and Eastern Europe, Middle East and Africa (CEEMEA) while maintaining an underweight to emerging Asia.

Top Contributors
↑	Japan Allocation
↑	South Africa Allocation
↑	Mexico Allocation

Top Detractors
↓	China Allocation
↓	Italy Allocation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2025)
Class I2 (without sales charge)	-0.71
FTSE World Government Bond Index	-0.68
Bloomberg Global Aggregate Bond Index	-0.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 246,087,335
Holdings Count | $ / shares	59
Advisory Fees Paid, Amount	$ 1,109,833
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$246,087,335
Number of Holdings	59
Total Advisory Fees Paid	$1,109,833
Portfolio Turnover	45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	35.2
AAA	12.1
AA	16.8
A	19.9
BBB	6.8
BB	2.8
Other	6.4

Top Ten Holdings	(% of Net Assets)
United States Treasury Note/Bond, 0.63%, 08/15/2030	4.7
United States Treasury Note/Bond, 0.75%, 01/31/2028	4.1
United States Treasury Note/Bond, 0.88%, 11/15/2030	3.9
Australia Government Bond, 2.75%, 06/21/2035	3.8
United States Treasury Note/Bond, 0.63%, 05/15/2030	3.7
Spain Government Bond, 0.50%, 04/30/2030	3.4
United States Treasury Note/Bond, 0.63%, 12/31/2027	3.2
United States Treasury Note/Bond, 1.13%, 05/15/2040	2.8
United States Treasury Note/Bond, 1.75%, 08/15/2041	2.8
United States Treasury Note/Bond, 1.38%, 11/15/2040	2.8
[61]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Global Bond Fund
Class Name	Class N
Trading Symbol	DLGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Global Bond Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Global Bond Fund outperformed the benchmark FTSE World Government Bond Index return of 3.75% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s underweight to Japan relative to the benchmark and exposure to South Africa and Mexico contributed to Fund performance. The Fund’s underweight to China and exposure to Italy detracted from Fund performance.
POSITIONING
The Fund maintained a duration shorter than that of the benchmark. In terms of regional allocation, the Fund held an overweight relative to the benchmark to Central and Eastern Europe, Middle East and Africa (CEEMEA) while maintaining an underweight to emerging Asia.

Top Contributors
↑	Japan Allocation
↑	South Africa Allocation
↑	Mexico Allocation

Top Detractors
↓	China Allocation
↓	Italy Allocation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	5.10	-2.52	-1.12
FTSE World Government Bond Index	3.75	-2.60	-0.25
Bloomberg Global Aggregate Bond Index	4.26	-1.46	0.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 246,087,335
Holdings Count | $ / shares	59
Advisory Fees Paid, Amount	$ 1,109,833
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$246,087,335
Number of Holdings	59
Total Advisory Fees Paid	$1,109,833
Portfolio Turnover	45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	35.2
AAA	12.1
AA	16.8
A	19.9
BBB	6.8
BB	2.8
Other	6.4

Top Ten Holdings	(% of Net Assets)
United States Treasury Note/Bond, 0.63%, 08/15/2030	4.7
United States Treasury Note/Bond, 0.75%, 01/31/2028	4.1
United States Treasury Note/Bond, 0.88%, 11/15/2030	3.9
Australia Government Bond, 2.75%, 06/21/2035	3.8
United States Treasury Note/Bond, 0.63%, 05/15/2030	3.7
Spain Government Bond, 0.50%, 04/30/2030	3.4
United States Treasury Note/Bond, 0.63%, 12/31/2027	3.2
United States Treasury Note/Bond, 1.13%, 05/15/2040	2.8
United States Treasury Note/Bond, 1.75%, 08/15/2041	2.8
United States Treasury Note/Bond, 1.38%, 11/15/2040	2.8
[62]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller Enhanced International CAPE®
Class Name	Class I
Trading Symbol	DSEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Shiller Enhanced International CAPE® for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.64%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Shiller Enhanced International CAPE® outperformed the benchmark MSCI Europe Net Total Return USD Index return of 19.11% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
Five of the Fund’s six sector allocations appreciated in value. The energy allocation was the biggest contributor to Fund performance while health care was the lone detractor. Every sector within the Fund’s fixed-income portfolio increased in value. The biggest contributor to fixed-income portfolio performance by sector was non-Agency mortgage-backed securities while the laggard was U.S. government securities.
POSITIONING
The Shiller Barclays CAPE® Europe Sector Net TR NoC USD Index, to which the Fund gained exposure through the use of swap contracts, was allocated to six sectors: consumer discretionary, consumer staples, energy, health care, information technology and materials. The Fund’s use of swap contracts to gain exposure to equities facilitated investment of the Fund’s remaining assets in fixed income securities across eight sectors: bank loans, investment grade corporate bonds, Agency residential mortgage-backed securities (RMBS), non-Agency RMBS, asset-backed securities, commercial MBS, collateralized loan obligations and U.S. government securities.

Top Contributors
↑	Energy
↑	Materials
↑	Fixed-Income Collateral Portfolio

Top Detractors
↓	Health Care

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/23/2016)
Class I (without sales charge)	27.90	7.60	9.12
MSCI Europe Net Total Return USD Index	19.11	8.79	9.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 32,805,938
Holdings Count | $ / shares	274
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$32,805,938
Number of Holdings	274
Total Advisory Fees Paid	$0
Portfolio Turnover	58%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	24.1
Agency	4.4
AAA	30.7
AA	6.2
A	6.0
BBB	13.8
BB	1.1
B and Below	6.6
Not Rated	2.9
Other	4.2

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Obligations	21.8
U.S. Corporate Bonds	14.8
Non-Agency Residential Collateralized Mortgage Obligations	12.9
Non-Agency Commercial Mortgage Backed Obligations	12.7
Total Return Swaps	10.8
Collateralized Loan Obligations	9.1
Asset Backed Obligations	7.4
Money Market Funds	5.1
U.S. Government and Agency Mortgage Backed Obligations	4.0
Cash & Other	1.4

CAPE Sector Breakdown*	(% of Net Assets)
Consumer Staples	27.2
Energy	25.1
Health Care	24.5
Materials	23.2
[63],[64]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Mar. 31, 2026
Class I2
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller Enhanced International CAPE®
Class Name	Class I2
Trading Symbol	DLIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Shiller Enhanced International CAPE® for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I2	$31	0.71%
[65],[66]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Shiller Enhanced International CAPE® outperformed the benchmark MSCI Europe Net Total Return USD Index return of 19.11% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
Five of the Fund’s six sector allocations appreciated in value. The energy allocation was the biggest contributor to Fund performance while health care was the lone detractor. Every sector within the Fund’s fixed-income portfolio increased in value. The biggest contributor to fixed-income portfolio performance by sector was non-Agency mortgage-backed securities while the laggard was U.S. government securities.
POSITIONING
The Shiller Barclays CAPE® Europe Sector Net TR NoC USD Index, to which the Fund gained exposure through the use of swap contracts, was allocated to six sectors: consumer discretionary, consumer staples, energy, health care, information technology and materials. The Fund’s use of swap contracts to gain exposure to equities facilitated investment of the Fund’s remaining assets in fixed income securities across eight sectors: bank loans, investment grade corporate bonds, Agency residential mortgage-backed securities (RMBS), non-Agency RMBS, asset-backed securities, commercial MBS, collateralized loan obligations and U.S. government securities.

Top Contributors
↑	Energy
↑	Materials
↑	Fixed-Income Collateral Portfolio

Top Detractors
↓	Health Care

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2025)
Class I2 (without sales charge)	12.10
MSCI Europe Net Total Return USD Index	2.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 32,805,938
Holdings Count | $ / shares	274
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$32,805,938
Number of Holdings	274
Total Advisory Fees Paid	$0
Portfolio Turnover	58%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	24.1
Agency	4.4
AAA	30.7
AA	6.2
A	6.0
BBB	13.8
BB	1.1
B and Below	6.6
Not Rated	2.9
Other	4.2

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Obligations	21.8
U.S. Corporate Bonds	14.8
Non-Agency Residential Collateralized Mortgage Obligations	12.9
Non-Agency Commercial Mortgage Backed Obligations	12.7
Total Return Swaps	10.8
Collateralized Loan Obligations	9.1
Asset Backed Obligations	7.4
Money Market Funds	5.1
U.S. Government and Agency Mortgage Backed Obligations	4.0
Cash & Other	1.4

CAPE Sector Breakdown*	(% of Net Assets)
Consumer Staples	27.2
Energy	25.1
Health Care	24.5
Materials	23.2
[67],[68]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Mar. 31, 2026
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller Enhanced International CAPE®
Class Name	Class N
Trading Symbol	DLEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Shiller Enhanced International CAPE® for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$101	0.89%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Shiller Enhanced International CAPE® outperformed the benchmark MSCI Europe Net Total Return USD Index return of 19.11% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
Five of the Fund’s six sector allocations appreciated in value. The energy allocation was the biggest contributor to Fund performance while health care was the lone detractor. Every sector within the Fund’s fixed-income portfolio increased in value. The biggest contributor to fixed-income portfolio performance by sector was non-Agency mortgage-backed securities while the laggard was U.S. government securities.
POSITIONING
The Shiller Barclays CAPE® Europe Sector Net TR NoC USD Index, to which the Fund gained exposure through the use of swap contracts, was allocated to six sectors: consumer discretionary, consumer staples, energy, health care, information technology and materials. The Fund’s use of swap contracts to gain exposure to equities facilitated investment of the Fund’s remaining assets in fixed income securities across eight sectors: bank loans, investment grade corporate bonds, Agency residential mortgage-backed securities (RMBS), non-Agency RMBS, asset-backed securities, commercial MBS, collateralized loan obligations and U.S. government securities.

Top Contributors
↑	Energy
↑	Materials
↑	Fixed-Income Collateral Portfolio

Top Detractors
↓	Health Care

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/23/2016)
Class N (without sales charge)	27.59	7.30	8.84
MSCI Europe Net Total Return USD Index	19.11	8.79	9.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 32,805,938
Holdings Count | $ / shares	274
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$32,805,938
Number of Holdings	274
Total Advisory Fees Paid	$0
Portfolio Turnover	58%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	24.1
Agency	4.4
AAA	30.7
AA	6.2
A	6.0
BBB	13.8
BB	1.1
B and Below	6.6
Not Rated	2.9
Other	4.2

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Obligations	21.8
U.S. Corporate Bonds	14.8
Non-Agency Residential Collateralized Mortgage Obligations	12.9
Non-Agency Commercial Mortgage Backed Obligations	12.7
Total Return Swaps	10.8
Collateralized Loan Obligations	9.1
Asset Backed Obligations	7.4
Money Market Funds	5.1
U.S. Government and Agency Mortgage Backed Obligations	4.0
Cash & Other	1.4

CAPE Sector Breakdown*	(% of Net Assets)
Consumer Staples	27.2
Energy	25.1
Health Care	24.5
Materials	23.2
[69],[70]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Mar. 31, 2026
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Emerging Markets Local Currency Bond Fund
Class Name	Class I
Trading Symbol	DBELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Emerging Markets Local Currency Bond Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Emerging Markets Local Currency Bond Fund outperformed the benchmark J.P. Morgan GBI-EM Global Diversified Index return of 11.76% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to South Africa relative to the benchmark and exposure to Brazil and Mexico contributed to Fund performance. The Fund’s exposure to Malaysia detracted from Fund performance.
POSITIONING
The Fund maintained a shorter duration than that of the benchmark. In terms of regional allocation, the Fund was underweight Asia relative to the benchmark.

Top Contributors
↑	South Africa Allocation
↑	Brazil Allocation
↑	Mexico Allocation

Top Detractors
↓	Malaysia Allocation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/28/2019)
Class I (without sales charge)	13.60	2.83	1.59
J.P. Morgan GBI-EM Global Diversified Index	11.76	2.06	1.53
Bloomberg Global Aggregate Bond Index	4.26	-1.46	-0.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 484,891,721
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 1,949,385
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$484,891,721
Number of Holdings	53
Total Advisory Fees Paid	$1,949,385
Portfolio Turnover	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	17.3
AA	3.4
A	17.5
BBB	30.7
BB	23.2
Other	7.9

Currency Exposure Breakdown	(% of Net Assets)
Mexican Peso	13.3
Brazilian Real	12.0
Rand	11.5
Rupiah	7.8
Indian Rupee	6.8
U.S. Dollar	6.2
Polish Zloty	5.6
Malaysian Ringgit	4.9
Nuevo Sol	4.6
Baht	4.6
Singapore Dollar	4.5
Colombian Peso	3.9
Hungarian Forint	3.7
Czech Koruna	3.4
New Leu	3.4
Chilean Peso	2.9
New Israeli Sheqel	0.8
Yuan Renminbi	0.1
[71]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class I2
Shareholder Report [Line Items]
Fund Name	DoubleLine Emerging Markets Local Currency Bond Fund
Class Name	Class I2
Trading Symbol	DLWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Emerging Markets Local Currency Bond Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I2	$40	0.97%
[72],[73]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Emerging Markets Local Currency Bond Fund outperformed the benchmark J.P. Morgan GBI-EM Global Diversified Index return of 11.76% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to South Africa relative to the benchmark and exposure to Brazil and Mexico contributed to Fund performance. The Fund’s exposure to Malaysia detracted from Fund performance.
POSITIONING
The Fund maintained a shorter duration than that of the benchmark. In terms of regional allocation, the Fund was underweight Asia relative to the benchmark.

Top Contributors
↑	South Africa Allocation
↑	Brazil Allocation
↑	Mexico Allocation

Top Detractors
↓	Malaysia Allocation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2025)
Class I2 (without sales charge)	0.50
J.P. Morgan GBI-EM Global Diversified Index	0.55
Bloomberg Global Aggregate Bond Index	-0.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 484,891,721
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 1,949,385
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$484,891,721
Number of Holdings	53
Total Advisory Fees Paid	$1,949,385
Portfolio Turnover	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	17.3
AA	3.4
A	17.5
BBB	30.7
BB	23.2
Other	7.9

Currency Exposure Breakdown	(% of Net Assets)
Mexican Peso	13.3
Brazilian Real	12.0
Rand	11.5
Rupiah	7.8
Indian Rupee	6.8
U.S. Dollar	6.2
Polish Zloty	5.6
Malaysian Ringgit	4.9
Nuevo Sol	4.6
Baht	4.6
Singapore Dollar	4.5
Colombian Peso	3.9
Hungarian Forint	3.7
Czech Koruna	3.4
New Leu	3.4
Chilean Peso	2.9
New Israeli Sheqel	0.8
Yuan Renminbi	0.1
[74]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Emerging Markets Local Currency Bond Fund
Class Name	Class N
Trading Symbol	DLELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Emerging Markets Local Currency Bond Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$123	1.15%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Emerging Markets Local Currency Bond Fund outperformed the benchmark J.P. Morgan GBI-EM Global Diversified Index return of 11.76% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to South Africa relative to the benchmark and exposure to Brazil and Mexico contributed to Fund performance. The Fund’s exposure to Malaysia detracted from Fund performance.
POSITIONING
The Fund maintained a shorter duration than that of the benchmark. In terms of regional allocation, the Fund was underweight Asia relative to the benchmark.

Top Contributors
↑	South Africa Allocation
↑	Brazil Allocation
↑	Mexico Allocation

Top Detractors
↓	Malaysia Allocation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/28/2019)
Class N (without sales charge)	13.16	2.57	1.32
J.P. Morgan GBI-EM Global Diversified Index	11.76	2.06	1.53
Bloomberg Global Aggregate Bond Index	4.26	-1.46	-0.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 484,891,721
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 1,949,385
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$484,891,721
Number of Holdings	53
Total Advisory Fees Paid	$1,949,385
Portfolio Turnover	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	17.3
AA	3.4
A	17.5
BBB	30.7
BB	23.2
Other	7.9

Currency Exposure Breakdown	(% of Net Assets)
Mexican Peso	13.3
Brazilian Real	12.0
Rand	11.5
Rupiah	7.8
Indian Rupee	6.8
U.S. Dollar	6.2
Polish Zloty	5.6
Malaysian Ringgit	4.9
Nuevo Sol	4.6
Baht	4.6
Singapore Dollar	4.5
Colombian Peso	3.9
Hungarian Forint	3.7
Czech Koruna	3.4
New Leu	3.4
Chilean Peso	2.9
New Israeli Sheqel	0.8
Yuan Renminbi	0.1
[75]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

Accountant Change Date	Aug. 05, 2025

[1]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[2]
**	Annualized

[3]
*	Amount shown reflects the expenses for Class I2 from inception date through March 31, 2026. Expenses would be higher if Class I2 had been in operation for the entire period of this report.

[4]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[5]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[6]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[7]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[8]
**	Annualized

[9]
*	Amount shown reflects the expenses for Class I2 from inception date through March 31, 2026. Expenses would be higher if Class I2 had been in operation for the entire period of this report.

[10]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[11]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[12]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[13]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[14]
**	Annualized

[15]
*	Amount shown reflects the expenses for Class I2 from inception date through March 31, 2026. Expenses would be higher if Class I2 had been in operation for the entire period of this report.

[16]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[17]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[18]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[19]
**	Annualized

[20]
*	Amount shown reflects the expenses for Class I2 from inception date through March 31, 2026. Expenses would be higher if Class I2 had been in operation for the entire period of this report.

[21]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[22]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[23]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[24]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[25]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[26]
**	Annualized

[27]
*	Amount shown reflects the expenses for Class I2 from inception date through March 31, 2026. Expenses would be higher if Class I2 had been in operation for the entire period of this report.

[28]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[29]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[30]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[31]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[32]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[33]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[34]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[35]
**	Annualized

[36]
*	Amount shown reflects the expenses for Class I2 from inception date through March 31, 2026. Expenses would be higher if Class I2 had been in operation for the entire period of this report.

[37]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[38]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[39]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[40]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[41]
**	Annualized

[42]
*	Amount shown reflects the expenses for Class I2 from inception date through March 31, 2026. Expenses would be higher if Class I2 had been in operation for the entire period of this report.

[43]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[44]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[45]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[46]
**	Annualized

[47]
*	Amount shown reflects the expenses for Class I2 from inception date through March 31, 2026. Expenses would be higher if Class I2 had been in operation for the entire period of this report.

[48]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[49]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[50]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[51]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[52]
**	Annualized

[53]
*	Amount shown reflects the expenses for Class I2 from inception date through March 31, 2026. Expenses would be higher if Class I2 had been in operation for the entire period of this report.

[54]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[55]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[56]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[57]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[58]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[59]
**	Annualized

[60]
*	Amount shown reflects the expenses for Class I2 from inception date through March 31, 2026. Expenses would be higher if Class I2 had been in operation for the entire period of this report.

[61]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[62]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[63]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[64]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[65]
**	Annualized

[66]
*	Amount shown reflects the expenses for Class I2 from inception date through March 31, 2026. Expenses would be higher if Class I2 had been in operation for the entire period of this report.

[67]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[68]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[69]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[70]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[71]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[72]
**	Annualized

[73]
*	Amount shown reflects the expenses for Class I2 from inception date through March 31, 2026. Expenses would be higher if Class I2 had been in operation for the entire period of this report.

[74]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[75]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.